Note 45 - Leases - Minimum Future Payments for Operating Lease Contracts not Subject to Cancellation as Lessor (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Minimum Future Payments for Operating Lease Contracts not Subject to Cancellation as Lessor Abstract
Minimum Future Payments Up to 1 Year	$ 23,991,000	$ 0	$ 0
Minimum Future Payments from 1 to 5 Years	184,222,000	76,850,000	98,787,000
Minimum Future Payments for Operating Lease Contracts not Subject to Cancellation as Lessor Total	$ 208,213,000	$ 76,850,000	$ 98,787,000